Fair Value (Details 4) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014 security	Mar. 31, 2013	Dec. 31, 2013 security	Dec. 31, 2012 security	Dec. 31, 2011
Fair Value Option
Transfers	$ 0		$ 0
Assets:
Real estate securities, available for sale (refer to Note 8)	961,135,000		1,035,075,000	1,108,393,000
Liabilities:
CDO bonds payable (refer to Note 9)	419,253,000		384,183,000	2,112,441,000
Number of CRE securities for which the fair value option was not elected (security)	35		36	21
Carrying value of items for which the fair value option was not elected	240,200,000		221,300,000
Amount Due Upon Maturity
Total liabilities	739,926,000
Difference
Total liabilities	(320,673,000)		(586,036,000)
Change in fair value of assets and liabilities for which fair value option was elected
Net unrealized gains (losses) on investments and other related to the change in fair value of financial assets and liabilities for which the fair value option was elected	(123,086,000)	40,196,000	20,817,000	(429,605,000)	(421,393,000)
Real Estate Securities
Liabilities:
Number of CRE securities for which the fair value option was not elected (security)			36	21
Carrying value of items for which the fair value option was not elected			221,300,000	88,000,000
CDO Bonds Payable
Liabilities:
Carrying value of items for which the fair value option was not elected				113,000,000
Difference
Total liabilities			(586,036,000)
Change in fair value of assets and liabilities for which fair value option was elected
Unrealized losses for bonds attributable to paydowns at par, including redemption and repurchases	15,000,000	44,600,000	69,800,000
ERROR in label resolution.
Change in fair value of assets and liabilities for which fair value option was elected
Unrealized gains (losses) on derivatives related to the change in fair value	3,953,000	15,761,000	33,730,000	44,743,000	(38,203,000)
Principal / Notional Amount
Assets:
Real estate securities, available for sale (refer to Note 8)	1,752,600,000		2,042,488,000	2,490,837,000
Liabilities:
CDO bonds payable (refer to Note 9)	739,926,000		970,219,000	3,371,753,000
Amount Due Upon Maturity
Total liabilities			970,219,000
Fair value option
Assets:
Real estate securities, available for sale (refer to Note 8)	961,136,000		1,035,075,000
Total assets	1,487,464,000		1,592,192,000	1,020,363,000
Liabilities:
Total liabilities	419,253,000		384,183,000	1,999,470,000
Change in fair value of assets and liabilities for which fair value option was elected
Unrealized gains (losses) on investments and other related to the change in fair value of financial assets and liabilities for which the fair value option was elected	(127,039,000)	24,435,000	(12,913,000)	(474,348,000)	(383,190,000)
Fair value option | Equity and Preferred Equity Interest
Assets:
Real estate securities, available for sale (refer to Note 8)	194,657,000		192,419,000
Fair value option | Private Equity Funds
Assets:
Real estate securities, available for sale (refer to Note 8)	571,903,000		586,018,000
Fair value option | Real Estate Securities
Change in fair value of assets and liabilities for which fair value option was elected
Unrealized gains (losses) on investments and other related to the change in fair value of financial assets and liabilities for which the fair value option was elected	16,321,000	96,719,000	93,709,000	35,757,000	(186,136,000)
Fair value option | CDO Bonds Payable
Fair Value Option
CDO bonds payable (refer to Note 9)	419,253,000
Liabilities:
CDO bonds payable (refer to Note 9)	419,253,000		384,183,000	1,999,470,000
Amount Due Upon Maturity
Total liabilities	739,926,000
Difference
Total liabilities	(320,673,000)
Change in fair value of assets and liabilities for which fair value option was elected
Unrealized gains (losses) on investments and other related to the change in fair value of financial assets and liabilities for which the fair value option was elected	(143,360,000)	(72,284,000)	(106,622,000)	(510,105,000)	(197,054,000)
Equity and Preferred Equity Interest
Fair Value Option
Asset Value	194,657,000		192,419,000
Private Equity Funds
Fair Value Option
Asset Value	571,903,000		586,018,000
Minimum | Equity and Preferred Equity Interest
Fair Value Option
Discount rate (percent)	7.50%
Minimum | N-Star CDO equity
Fair Value Option
Discount rate (percent)	18.00%
Minimum | Private Equity Funds
Fair Value Option
Discount rate (percent)	18.00%
Maximum | Equity and Preferred Equity Interest
Fair Value Option
Discount rate (percent)	12.00%
Maximum | N-Star CDO equity
Fair Value Option
Discount rate (percent)	20.00%
Maximum | Private Equity Funds
Fair Value Option
Discount rate (percent)	24.00%
Variable Interest Entity, Not Primary Beneficiary | Fair value option
Assets:
Real estate securities, available for sale (refer to Note 8)	403,631,000		392,991,000
Variable Interest Entity, Not Primary Beneficiary | Fair value option | N-Star CDO equity
Assets:
Real estate securities, available for sale (refer to Note 8)	142,908,000		158,274,000
Consolidated Entity Excluding Variable Interest Entities (VIE) | Fair value option | CMBS
Assets:
Mortgage-backed Securities Available-for-sale, Fair Value Disclosure	20,491,000		13,397,000	4,393,000
Variable Interest Entity, Primary Beneficiary | Fair value option
Assets:
Real estate securities, available for sale (refer to Note 8)	557,505,000		642,084,000
Available for Sale Securities Excluding Private Equity Funds	720,904,000		642,084,000	1,015,970,000
Variable Interest Entity, Primary Beneficiary | Fair value option | CMBS
Assets:
Mortgage-backed Securities Available-for-sale, Fair Value Disclosure	486,190,000		572,301,000	897,800,000
Variable Interest Entity, Primary Beneficiary | Fair value option | Third-party CDO notes
Assets:
Third-party CDO notes	23,995,000		24,931,000	25,756,000
Variable Interest Entity, Primary Beneficiary | Fair value option | Unsecured REIT debt
Assets:
Real estate securities, available for sale (refer to Note 8)	9,511,000		9,521,000	56,381,000
Variable Interest Entity, Primary Beneficiary | Fair value option | Trust preferred securities
Assets:
Real estate securities, available for sale (refer to Note 8)	5,863,000		5,791,000	9,571,000
Variable Interest Entity, Primary Beneficiary | Fair value option | Agency debentures
Assets:
Real estate securities, available for sale (refer to Note 8)	31,946,000		29,540,000	26,462,000
Estimate of Fair Value Measurement [Member] | Recurring basis
Fair Value Option
CDO bonds payable (refer to Note 9)	419,253,000		384,183,000	1,999,470,000
Assets:
Real estate securities, available for sale (refer to Note 8)				1,108,393,000
Total assets	1,729,620,000		1,816,981,000	1,114,622,000
Liabilities:
Total liabilities	449,970,000		436,387,000	2,170,310,000
Estimate of Fair Value Measurement [Member] | Recurring basis | Consolidated Entity Excluding Variable Interest Entities (VIE)
Assets:
Mortgage-backed Securities Available-for-sale, Fair Value Disclosure			29,430,000
Estimate of Fair Value Measurement [Member] | Recurring basis | Variable Interest Entity, Primary Beneficiary
Assets:
Real estate securities, available for sale (refer to Note 8)			1,035,075,000
Mortgage-backed Securities Available-for-sale, Fair Value Disclosure			572,301,000
Total assets	961,135,000		1,035,075,000
Level 3 | Recurring basis
Fair Value Option
CDO bonds payable (refer to Note 9)	419,253,000		384,183,000	1,999,470,000
Assets:
Real estate securities, available for sale (refer to Note 8)				321,938,000
Total assets	1,260,485,000		1,246,032,000	321,938,000
Liabilities:
CDO bonds payable (refer to Note 9)			384,183,000
Total liabilities	419,253,000		384,183,000	1,999,470,000
Level 3 | Recurring basis | Consolidated Entity Excluding Variable Interest Entities (VIE)
Assets:
Mortgage-backed Securities Available-for-sale, Fair Value Disclosure			8,736,000
Level 3 | Recurring basis | Variable Interest Entity, Primary Beneficiary
Assets:
Real estate securities, available for sale (refer to Note 8)	5,863,000		467,595,000
Mortgage-backed Securities Available-for-sale, Fair Value Disclosure			64,576,000
Total assets	493,925,000		467,595,000
Level 2 | Recurring basis
Assets:
Real estate securities, available for sale (refer to Note 8)				786,455,000
Total assets	469,135,000		570,949,000	792,684,000
Liabilities:
Total liabilities	30,717,000		52,204,000	170,840,000
Level 2 | Recurring basis | Consolidated Entity Excluding Variable Interest Entities (VIE)
Assets:
Mortgage-backed Securities Available-for-sale, Fair Value Disclosure	14,340,000		20,694,000
Level 2 | Recurring basis | Variable Interest Entity, Primary Beneficiary
Assets:
Real estate securities, available for sale (refer to Note 8)			567,480,000
Mortgage-backed Securities Available-for-sale, Fair Value Disclosure			507,725,000
Total assets	467,210,000		567,480,000
N-Star CDO equity | Variable Interest Entity, Not Primary Beneficiary
Assets:
Real estate securities, available for sale (refer to Note 8)	142,908,000		158,274,000
N-Star CDO equity | Variable Interest Entity, Not Primary Beneficiary | Fair value option
Assets:
Real estate securities, available for sale (refer to Note 8)			158,274,000
N-Star CDO equity | Estimate of Fair Value Measurement [Member] | Recurring basis | Variable Interest Entity, Not Primary Beneficiary
Assets:
Real estate securities, available for sale (refer to Note 8)	142,908,000		158,274,000
N-Star CDO equity | Level 3 | Variable Interest Entity, Not Primary Beneficiary
Assets:
Real estate securities, available for sale (refer to Note 8)			158,274,000
N-Star CDO equity | Level 3 | Recurring basis | Variable Interest Entity, Not Primary Beneficiary
Assets:
Real estate securities, available for sale (refer to Note 8)	142,908,000		158,274,000
CDO Bonds Payable | Principal / Notional Amount
Amount Due Upon Maturity
Total liabilities			970,219,000
CDO Bonds Payable | Fair value option | CDO Bonds Payable
Liabilities:
Total liabilities			$ 384,183,000